INVENTORY (Tables)	12 Months Ended
Mar. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY

	As of March 31, 2024 ($)	As of March 31, 2023 ($)
Raw Materials*	89,878	251,273
Work in Progress	-	-
Finished Goods	29,865	80,275
Total	119,743	331,548

*	During Fiscal 2024, the Company written-off $263 thousand (Fiscal Year 2023: $114 thousand) of inventory on account of compliance with the revised Automotive Industry Standards (AIS)-156 and AIS-038 regulations issued by the Govt of India w.r.t EV batteries and also expiration of Prana 1.0 license. These charges were recorded in Cost of Revenue in the consolidated statements of operations.